REAL ESTATE ASSETS (Properties) (Detail)	12 Months Ended
	Dec. 31, 2019 ft² Property State	Mar. 31, 2020 ft² Property	Oct. 31, 2017 Property
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Number of properties			1
Number of states that real estate property is located | State	7
North Dakota
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Number of properties	4
Industrial Properties
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Number of properties	1	1
Single Family
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Term of non-cancelable lease agreements	18 months
Term of option to extend lease agreements	6 months
Office Properties
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Number of properties	12	10
Industrial Office Properties
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Rentable square feet | ft²	1,192,566	998,016
Retail Properties
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Number of properties	4	4
Rentable square feet | ft²	131,722	131,722
Residential Properties
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Number of properties	136	138
Number of Limited Liability Companies	1	1